FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis
Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2016
Assets:
Short term investments, available for sale	174,811	174,811	-	-

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2015
Assets:
Short term investments, available for sale	103,602	103,602	-	-

Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets
	Fair value	Valuation techniques	Unobservable inputs	Range
Intangible assets as of September 30, 2015	61,354	Relief-from-royalty	Royalty rate	1%-7%
		method	Discount rate	16%-22%
			Terminal growth rate	3%
Intangible assets as of September 30, 2016	115,941	Relief-from-royalty	Royalty rate	0%-9%
		method	Discount rate	16%-22%
			Terminal growth rate	3%